Vessels, Net (Details Textual) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	May. 20, 2015	Sep. 24, 2014	Sep. 16, 2014	Feb. 18, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Repayments of bank debt						$ 27,089
Impairment charges					$ 18,891		$ 3,477
Other operating activities, Cash flow statement						11,179	$ 10,014
Recognized gain and loss on sale of vessel					$ (7,620)	(1,098)
Impairment loss description					If the Company were to utilize the most recent five-year historical average rates, three-year historical average rates or one-year historical average rates, would recognize an impairment loss of $17,982 (using the most recent five-year historical average rates) and $27,077 (using the most recent three year or one-year historical average rates).
NBG loan facility [Member]
Property, Plant and Equipment [Line Items]
Repayments of bank debt						$ 3,300
M/V Free Knight [Member]
Property, Plant and Equipment [Line Items]
Impairment charges							$ 23,978
Proceeds from sale of productive assets				$ 3,600
M/V Free Jupiter [Member]
Property, Plant and Equipment [Line Items]
Impairment charges							455
Proceeds from sale of productive assets			$ 12,250
M/V Free Impala [Member]
Property, Plant and Equipment [Line Items]
Impairment charges							2,087
Proceeds from sale of productive assets		$ 3,600
M/V Free Hero [Member]
Property, Plant and Equipment [Line Items]
Impairment charges							$ 935
Proceeds from sale of productive assets	$ 5,500
Hire charges on disposition	1,100
Recognized gain and loss on sale of vessel					$ 950
M V Free Goddess [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of productive assets	5,500
Hire charges on disposition	$ 1,100
Recognized gain and loss on sale of vessel					$ 8,571